FSS1 P-2


                        SUPPLEMENT DATED JANUARY 31, 2008
                                TO THE PROSPECTUS
               DATED SEPTEMBER 1, 2007 AS AMENDED NOVEMBER 1, 2007
                                       OF
                            FRANKLIN STRATEGIC SERIES
                       (Franklin Growth Opportunities Fund
                   (formerly Franklin Aggressive Growth Fund),
                         Franklin Flex Cap Growth Fund,
                     Franklin Small Cap Growth Fund II, and
                       Franklin Small-Mid Cap Growth Fund)

The prospectus is amended as follows:

I. Effective March 31, 2008, the Franklin Small Cap Growth Fund II will reopen to all investors.

II. Effective March 31, 2008, the Franklin Small Cap Growth Fund II will change its name to "Franklin Small Cap Growth Fund."

               Please keep this supplement for future reference